INVESTMENTS AND PUT RIGHT LIABILITIES - Summary of Significant Assumptions and Inputs in OPM to Determine Fair Value (Details) - OPM - Series A, B and C - TJBio Hangzhou	Jun. 30, 2025
Debt Securities, Available-for-Sale [Line Items]
Investments in available-for-sale debt securities, Equity market adjustment	10.00%
Investments in available-for-sale debt securities, Expected time to change in control (Years)	2 years 6 months
Investments in available-for-sale debt securities, Estimated volatility	100.00%
Investments in available-for-sale debt securities, Risk free rate (Based on the Chinese sovereign yield curve)	1.38%